UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-02201

                             Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:         212-527-1800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (77.29%)
AUTOMOTIVE (2.60%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB	$1,000	$1,170,100
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB	500	562,363
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.343%, 11/02/20	Baa3/BBB	1,719	1,653,820
General Motors Financial Co. Inc., Sr. Unsec. Notes, (3M LIBOR +1.10%), 3.692%, 11/06/21(e)	Baa3/BBB	2,115	2,058,597

			5,444,880

CHEMICALS (1.32%)
Celgene Corp., Sr. Unsec. Notes, 5.00%, 08/15/45(b)	Baa2/BBB+	60	55,481
OLIN Corp., Sr. Unsec. Notes, 5.00%, 02/01/30(b)	Ba1/BB+	379	332,099
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,365,493

			2,753,073

COMMERCIAL SERVICES (0.25%)
Global Partners LP, Co. Gty., Class Global Partners LP, 6.25%, 07/15/22(b)	B2/B+	555	524,475

DIVERSIFIED FINANCIAL SERVICES (11.06%)
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.79%), 3.004%, 12/20/23(b),(c)	A3/A-	758	736,782
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.81%), 3.366%, 01/23/26(b),(c)	A3/A-	559	534,455
Bank of Nova Scotia, Jr. Sub. Notes, (3M LIBOR +2.648%), 4.65%, 10/12/22(b),(c),(d)	Baa3/BBB-	586	507,989
Barclays Bank PLC, Sr. Unsec. Notes, (3M LIBOR +0.46%), 2.88%, 01/11/21(b),(e)	A2/A	1,233	1,215,109
Barclays PLC, Sub. Notes, 4.836%, 05/09/28(b)	Ba1/BB+	906	831,772
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	405,729
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	Baa1/BBB+	1,100	1,061,400
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	97,115
Citigroup, Inc., Sr. Unsec. Notes, 4.65%, 07/23/48(b)	Baa1/BBB+	812	793,580
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	988	975,097
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	926	922,837
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c)	Baa2/BBB+	1,025	938,638
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Baa3/BBB-	200	206,769
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	492,489
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	287	300,060
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	960,597
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 4.259%, 10/28/27(b),(e)	A3/BBB+	550	528,362
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BBB-	2,180	3,128,300
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +3.47%), 5.99%, 04/30/19(b),(c),(d)	Baa2/BBB-	1,435	1,415,269
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa2/BBB-	1,159	982,137
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	227,813
Nuveen LLC, Co. Gty., 4.00%, 11/01/28, 144A(b)	Aa2/AA	642	661,534
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	1,587	1,460,040
Santander UK PLC, Sr. Unsec. Notes, (3M LIBOR +0.30%), 2.882%, 11/03/20(e)	Aa3/A	1,623	1,611,382

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	$2,000	$2,130,000

			23,125,255

ENERGY (12.16%)
Andeavor Logistics LP, Co. Gty., 4.25%, 12/01/27(b)	Ba1/BBB-	901	850,549
Cimarex Energy Co., Sr. Unsec. Notes, 3.90%, 05/15/27(b)	Baa3/BBB-	413	383,239
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	3,633	3,514,927
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa3/BBB+	1,496	1,596,617
Enbridge, Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba2/BBB-	750	673,485
EnLink Midstream Partners LP, Jr. Sub. Notes, (3M LIBOR +4.11%), 6.00%, 12/15/22(b),(c),(d)	Ba3/B+	641	465,937
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	282,778
Exterran Energy Solutions LP, Co. Gty., 8.125%, 05/01/25(b)	NA/B+	214	205,440
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB+	60	66,306
Hilcorp Energy I LP, Sr. Unsec. Notes, 6.25%, 11/01/28, 144A(b)	Ba2/BB+	114	100,320
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa2/BBB-	1,000	1,171,376
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa2/BBB-	1,755	1,738,098
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,116,429
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	493,651
MPLX LP, Sr. Unsec. Notes, 5.20%, 03/01/47(b)	Baa3/BBB	641	590,039
MPLX LP, Sr. Unsec. Notes, 5.50%, 02/15/49(b)	Baa3/BBB	694	675,063
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa3/BBB	561	468,608
NGPL PipeCo PLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Ba1/BBB-	505	575,700
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,049,136
Parkland Fuel Corp., Sr. Unsec. Notes, 6.00%, 04/01/26, 144A(b)	B1/BB	225	210,938
PBF Holding Co. LLC, Co. Gty., 7.25%, 06/15/25(b)	B1/BB	2,484	2,334,960
Petroleos Mexicanos, Co. Gty., 6.50%, 01/23/29	Baa3/BBB+	419	390,717
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	252,750
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	478	486,724
Petroleos Mexicanos, Co. Gty., 6.75%, 09/21/47	Baa3/BBB+	1,415	1,170,049
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26(b)	Baa2/BBB+	803	751,120
Sunoco LP, Co. Gty., 5.50%, 02/15/26(b)	B1/BB-	700	663,250
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,301,142
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	764,071
Williams Cos., Inc., Sr. Unsec. Notes, 7.50%, 01/15/31	Baa3/BBB	911	1,087,474

			25,430,893

FOOD AND BEVERAGE (1.24%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.70%, 02/01/36, 144A(b)	Baa1/A-	645	598,171
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.90%, 02/01/46, 144A(b)	Baa1/A-	256	237,411
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	Baa1/A-	27	34,716
Campbell Soup Co., Sr. Unsec. Notes, 4.15%, 03/15/28(b)	Baa2/BBB-	551	512,976
General Mills, Inc., Sr. Unsec. Notes, 3.20%, 04/16/21	Baa2/BBB	220	218,792
Grupo Bimbo SAB de CV, Sub. Notes, (H15T5Y +3.280%), 5.95%, 04/17/23, 144A(b),(c),(d)	Ba1/BB+	1,020	989,808

			2,591,874

GAMING, LODGING & LEISURE (0.94%)
Wyndham Destinations, Inc., Sr. Sec. Notes, 5.75%, 04/01/27(b)	Ba2/BB-	2,140	1,963,450

HEALTHCARE (0.58%)
Halfmoon Parent, Inc., Co. Gty., 4.90%, 12/15/48, 144A(b)	Baa2/A-	702	686,835

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE (Continued)
HCA, Inc., Co. Gty., 5.375%, 09/01/26(b)	Ba2/BB-	$171	$166,298
Mylan NV, Co. Gty., 3.95%, 06/15/26(b)	Baa3/BBB-	397	361,831

			1,214,964

INDUSTRIAL (2.26%)
Elanco Animal Health, Inc., Sr. Unsec. Notes, 4.272%, 08/28/23, 144A(b)	Baa3/BB+	717	716,393
General Dynamics Corp. Co. Gty., 2.875%, 05/11/20	A2/A+	1,217	1,217,836
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	205,109
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	629,478
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	383,904
United Rentals North America, Inc., Co. Gty., 6.50%, 12/15/26(b)	Ba3/BB	638	628,430
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	Baa1/BBB+	700	590,411
United Technologies Corp., Sr. Unsec. Notes, 4.625%, 11/16/48(b)	Baa1/BBB+	379	365,995

			4,737,556

INSURANCE (10.21%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,288,000
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/68(b),(c)	Baa2/BBB-	2,500	2,850,000
Berkshire Hathaway Finance Corp., Co. Gty., 4.20%, 08/15/48(b)	Aa2/AA	1,104	1,094,657
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,688,933
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	145,645
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +2.905%), 5.693%, 03/07/67, 144A(b),(c)	Baa3/BB+	1,530	1,422,900
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/34, 144A	Baa2/BBB	250	306,368
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,430,000
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	250	242,467
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	A1/AA-	980	977,269
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	151	226,339
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	630,000
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/66(b)	Baa2/BBB	637	647,103
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,460,000
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	690,322
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	325,718
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	135,106
Pricoa Global Funding, Inc., Sec. Notes, 2.45%, 09/21/22, 144A	A1/AA-	608	587,614
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +2.665%), 5.70%, 09/15/48(b),(c)	Baa2/BBB+	1,241	1,154,130
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,059,523

			21,362,094

MEDIA (9.01%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	2,232,632
Altice France SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B2/B	1,780	1,659,850
Comcast Corp., Co. Gty., 3.70%, 04/15/24(b)	A3/A-	1,080	1,086,593
Comcast Corp., Co. Gty., 4.15%, 10/15/28(b)	A3/A-	255	258,935
Comcast Corp., Co. Gty., 4.70%, 10/15/48(b)	A3/A-	297	300,232
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,484,633
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,693,393
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB-	500	585,694

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
MEDIA (Continued)
Discovery Communications LLC, Co. Gty., 5.00%, 09/20/37(b)	Baa3/BBB-	$374	$346,912
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	486,407
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	170,357
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,270,920
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27, 144A(b)	Ba3/BB	518	473,323
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,658,003
Viacom, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BBB-	894	959,408
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,176	2,176,000

			18,843,292

MINING (3.17%)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b),(c)	Baa1/BBB+	3,899	4,043,185
First Quantum Minerals, Ltd., Co. Gty., 7.25%, 04/01/23, 144A(b)	B3/B	538	473,440
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Ba2/BB+	1,000	930,000
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	Ba2/BB+	1,415	1,188,600

			6,635,225

PAPER (1.70%)
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba1/BB+	2,000	2,282,000
WestRock LLC, Co. Gty., 8.20%, 01/15/30	Baa2/BBB	1,000	1,269,590

			3,551,590

TECHNOLOGY (1.27%)
NXP Funding LLC, Co. Gty., 3.875%, 09/01/22, 144A	Baa3/BBB-	2,213	2,124,480
Pitney Bowes, Inc., Sr. Unsec. Notes, 4.375%, 05/15/22(b),(f)	Ba1/BB+	591	533,378

			2,657,858

TELECOMMUNICATIONS (5.69%)
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	1,750	1,571,153
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	377,355
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba2/BBB-	1,000	1,035,135
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30(f)	Baa1/BBB+	2,000	2,608,555
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B	500	472,500
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B	1,000	1,055,000
Sprint Spectrum Co. LLC, Sr. Sec. Notes, 4.738%, 09/20/29, 144A	Baa2/NA	1,100	1,079,375
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.595%, 01/19/28, 144A(b)	A1/A+	1,954	1,835,905
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	1,858,688

			11,893,666

TRANSPORTATION (5.04%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	1,579	1,590,726
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 08/15/30	Aa3/NA	1,018	1,001,570
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 04/15/31	Aa3/NA	1,544	1,459,083
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	269,375
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 12/20/21, 144A	A3/A-	474	480,896
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A	283	292,662
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa1/BBB+	242	252,343
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	1,864,908
JSL Europe SA, Co. Gty., 7.75%, 07/26/24, 144A(b)	NA/BB-	713	656,858

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
Ryder System, Inc., Sr. Unsec. Notes, 3.50%, 06/01/21	Baa1/NA	$941	$942,214
Union Pacific Corp., Sr. Unsec. Notes, 4.50%, 09/10/48(b)	Baa1/A-	503	495,981
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB	317	323,745
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 09/01/27	Baa2/NA	901	901,376

			10,531,737

UTILITIES (8.79%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB+	1,082	1,077,831
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa3/BBB	800	762,115
Duke Energy Carolinas LLC, 3.95%, 11/15/28(b)	Aa2/A	1,185	1,215,713
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,042,884
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23, 144A	Baa2/BBB+	1,082	998,221
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa2/BBB+	1,458	1,398,920
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	480,116
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BBB-	1,570	1,567,506
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,040,525
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	Baa1/A-	917	883,569
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	625,337
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 06/15/23, 144A(b),(c),(d)	Ba1/BBB-	696	647,280
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	A2/A-	1,000	1,057,560
South Carolina Electric & Gas, Co., 4.25%, 08/15/28(b)	Baa1/A	619	641,731
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,121,099
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	471,825
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,088,476
Toledo Edison Co., 7.25%, 05/01/20	Baa1/A-	80	84,036
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	725,438
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	444,063

			18,374,245

TOTAL CORPORATE DEBT SECURITIES (Cost of $157,538,821)			161,636,127

ASSET BACKED SECURITIES (12.01%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 5.569%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,091,759
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 3.445%, 12/15/27, 144A(b),(e)	Aaa/NA	759	757,143
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL2, Class A, (1M LIBOR +0.99%), 3.445%, 08/15/27, 144A(b),(e)	Aaa/NA	623	613,693
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,587,045
BCC Funding LLC, Series 2018-1A, Class A2, 2.96%, 06/20/23, 144A(b)	Aa2/NA	644	641,890
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, 04/18/43, 144A(b)	NA/A	155	157,269
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	333	321,403
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	295	293,461
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	2,130	2,078,422
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/A	781	784,700
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 5.058%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,874,616

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 4.682%, 02/05/31, 144A(b),(e)	NA/A	$2,250	$2,042,802
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 5.469%, 07/20/29, 144A(b),(e)	A3/NR	866	856,981
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 3.585%, 05/15/28, 144A(b),(e)	Aaa/NA	500	499,250
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (1M LIBOR+0.900%), 3.355%, 12/16/58, 144A(b),(e)	NA/AAA	782	781,998
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,450,222
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	32	31,390
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	A2/NA	395	394,322
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	114	117,757
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.750%), 3.205%, 10/15/35, 144A(b),(e)	Aaa/AAA	845	839,802
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	884	876,377
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/A	793	788,316
Sofi Professional Loan Program Ltd., Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/A+	1,099	1,086,003
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41, 144A(b)	NA/A+	1,521	1,569,008
Tesla Auto Lease Trust, Series 2018-B, Class A, 3.71%, 08/20/21, 144A(b)	Aaa/NA	400	400,956
Textainer Marine Containers Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	604	602,639
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	1,085	1,065,564
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.75%, 09/15/43, 144A(b),(f)	NA/A	1,471	1,509,436

TOTAL ASSET BACKED SECURITIES (Cost of $25,510,544)			25,114,224

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.33%)
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, (1M LIBOR +0.90%), 3.355%, 09/15/35, 144A(b),(e)	Aaa/NA	122	121,398
Bellemeade Re Ltd., Series 2018-2A, Class M1B, (1M LIBOR +1.35%), 3.856%, 08/25/28, 144A(b),(e)	NR/NR	484	481,706
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 3.555%, 07/15/30, 144A(e)	NA/AAA	71	70,888
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35, 144A(e)	Baa1/NA	2,000	1,947,305
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.285%, 12/10/49(b),(e)	NR/NA	367	353,004
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.683%, 01/25/48, 144A(b),(e)	Aaa/AA+	535	521,333
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.591%, 04/25/48, 144A(b),(e)	Aaa/AA+	1,270	1,232,450
LMREC, Inc., Series 2015-CRE1, Class AR, (1M LIBOR +0.98%), 3.502%, 02/22/32, 144A(b),(e)	Aaa/NA	950	948,382
LMREC, Inc., Series 2016-CRE2, Class A, (1M LIBOR +1.70%), 4.204%, 11/24/31, 144A(b),(e)	Aaa/NA	647	647,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.287%, 10/15/30, 144A(e)	NA/A+	2,710	2,665,529

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MSDB Trust, Series 2017-712F, Class C, 3.628%, 07/11/39, 144A(e)	NA/A-	$82	$77,333

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $9,145,945)			9,066,639

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.21%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	86	94,011
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	46
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	211	229,500
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	91	98,060
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	3	2,983
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	4	4,379
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	5	5,488
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	3	2,791

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $373,884)			437,258

MUNICIPAL BONDS (1.11%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	178,085
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,135,685

TOTAL MUNICIPAL BONDS (Cost of $1,679,413)			2,313,770

U.S. TREASURY SECURITIES (3.63%)
United States Treasury Bond, 3.50%, 02/15/39	Aaa/AA+	458	500,846
United States Treasury Bond, 3.125%, 05/15/48	Aaa/AA+	333	339,322
United States Treasury Floating Rate Note, (US Treasury +0.043%), 2.473%, 07/31/20(e)	Aaa/AA+	1,500	1,499,223
United States Treasury Note, 2.875%, 08/15/28	Aaa/AA+	4,763	4,836,678
United States Treasury Note, 3.125%, 11/15/28	Aaa/AA+	410	425,279

TOTAL U.S. TREASURY SECURITIES (Cost of $7,427,446)			7,601,348

		Shares

COMMON STOCK (0.00%)
MEDIA (0.00%)
Quad/Graphics, Inc.		89	$1,096

TOTAL COMMON STOCK (Cost of $2,044)			1,096

PREFERRED STOCK (1.19%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%) (b),(c),(d)		20,000	2,021,200
US BANCORP, Series A, 3.500%, (3M LIBOR +1.02%) (b),(e)		615	458,175

TOTAL PREFERRED STOCK (Cost of $2,521,650)			2,479,375

TOTAL INVESTMENTS (99.77%)
(Cost $204,199,747)			208,649,837

OTHER ASSETS AND LIABILITIES (0.23%)			476,627

NET ASSETS (100.00%)			$209,126,464

At December 31, 2018, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	03/19	28	$3,157,438	$3,211,250	$53,812
U.S. Treasury Ultra 10-Year Notes	03/19	14	1,762,250	1,821,094	58,844
U.S. Treasury Ultra Bonds	03/19	13	1,978,336	2,088,531	110,195

					222,851

Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/19	32	(3,997,500)	(3,904,500)	(93,000)

Net unrealized appreciation on open futures contracts					$129,851

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2018 and may have changed subsequently.

(b)	This security is callable.

(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2018. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.

(e)	Variable rate security. Rate indicated is rate effective at December 31, 2018.

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS  (Unaudited) — continued

(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2018.

(g)	Principal amount less than $1,000.

144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2018, these securities amounted to $81,956,323 or 39.19% of net assets.

Legend
Certs. - Certificates
Co. Gty. - Company Guaranty
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FREMF - Freddie Multi-Family
GNSF - Government National Mortgage Association (Single Family)
GO - General Obligation
H15T5Y - US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. - Junior
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2018

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2018, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2018.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2018 (concluded)

(unaudited)

	Total Market Value at 12/31/18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

ASSETS:
CORPORATE DEBT SECURITIES	$161,636,127	$—	$161,636,127	$
ASSET BACKED SECURITIES	25,114,224	—	25,114,224		—
COMMERCIAL MORTGAGE-BACKED SECURITIES	9,066,639	—	9,066,639		—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	437,258	—	437,258		—
MUNICIPAL BONDS	2,313,770	—	2,313,770		—
U.S. TREASURY SECURITIES	7,601,348	—	7,601,348		—
COMMON STOCK	1,096	1,096	—		—
PREFERRED STOCK	2,479,375	2,479,375	—		—
FUTURES CONTRACTS	222,851	222,851	—		—
TOTAL ASSETS	$208,872,688	$2,703,322	$206,169,366		$—

LIABILITIES:
FUTURES CONTRACTS	$(93,000)	$(93,000)	$—		$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2018, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Insight Select Income Fund

By (Signature and Title)*        /s/ Clifford D. Corso

                                                  Clifford D. Corso, President

                                                  (Principal Executive Officer)

Date                         February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Clifford D. Corso

                                                  Clifford D. Corso, President

                                                  (Principal Executive Officer)

Date                         February 22, 2019

By (Signature and Title)*        /s/ Thomas E. Stabile

                                                  Thomas E. Stabile, Treasurer

                                                  (Principal Financial Officer)

Date                         February 22, 2019